SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Aggregate cost basis	770,000,000	160,000,000
Gross unrealized holding gain	3,678,455	406,301

Aggregate fair value	773,678,455	160,406,301

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2021 and 2022, there were no gross unrealized holding losses.